Goodwill and Intangible Assets, Net (Notes)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
Goodwill and Intangible Assets, Net
The change in goodwill for the years ended December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Balance as of January 1:
Goodwill	$1,059,051	$1,059,051
Accumulated purchase accounting adjustments	3,604	3,604
Accumulated impairment losses	(784,636)	(784,636)
Cumulative translation adjustments	(8,197)	(8,118)
Accumulated disposal adjustments	(1,050)	—
	268,772	269,901

Translation adjustments	2,200	(79)
Disposal adjustment	—	(1,050)

Balance as of December 31:
Goodwill	1,059,051	1,059,051
Accumulated purchase accounting adjustments	3,604	3,604
Accumulated impairment losses	(784,636)	(784,636)
Cumulative translation adjustments	(5,997)	(8,197)
Accumulated disposal adjustments	(1,050)	(1,050)
	$270,972	$268,772

The Company performs its annual assessment for impairment of goodwill and other indefinite-lived intangible assets each year during the second quarter. The Company’s review of the recoverability of goodwill is based primarily upon an analysis of the discounted cash flows of the related reporting units as compared to their carrying values (see Note 14). The Company also uses the discounted cash flow method to determine the fair value of its intangible assets.
The Company did not record any goodwill or indefinite-lived intangible asset impairment charges or any material definite-lived intangible asset impairment charges during 2012, 2011 or 2010. In October 2011, the Company sold its nine Company-owned Outback Steakhouse restaurants in Japan to a subsidiary of S Foods, Inc., one of the Company’s beef suppliers in Japan, for $9.4 million. The buyer will have the right for future development of Outback Steakhouse franchise restaurants in Japan and will pay the Company a royalty in the range of 2.75% to 4.00% based on sales volumes. The Company used the net cash proceeds from this sale to pay down $7.5 million of OSI’s then outstanding term loans in accordance with the terms of the credit agreement amended in January 2010. The Company recorded a $1.1 million adjustment to reduce goodwill related to the disposal of these assets and recorded a loss of $4.3 million from this sale in General and administrative expenses in its Consolidated Statement of Operations and Comprehensive Income for the year ended December 31, 2011.
The accumulated purchase accounting adjustments to Goodwill of $3.6 million were the result of adjustments to appraised fair values of acquired tangible assets.
Intangible assets, net, consisted of the following (in thousands):

	WEIGHTED AVERAGE AMORTIZATION PERIOD (YEARS)	DECEMBER 31,
		2012	2011
Trade names (gross)	Indefinite	$413,000	$413,000
Trademarks (gross)	16	87,831	87,531
Less: accumulated amortization		(22,529)	(18,454)
Net trademarks		65,302	69,077
Favorable leases (gross, lives ranging from 0.8 to 25 years)	11	95,514	99,391
Less: accumulated amortization		(38,934)	(34,752)
Net favorable leases		56,580	64,639
Franchise agreements (gross)	8	17,385	17,385
Less: accumulated amortization		(7,410)	(6,073)
Net franchise agreements		9,975	11,312
Other intangibles (gross)	4	9,099	8,547
Less: accumulated amortization		(2,177)	(427)
Net other intangibles		6,922	8,120
Intangible assets, less total accumulated amortization of $71,051 and
$59,706 at December 31, 2012 and 2011, respectively		$551,779	$566,148

Definite-lived intangible assets are amortized on a straight-line basis. The aggregate expense related to the amortization of the Company’s trademarks, favorable leases, franchise agreements and other intangibles was $14.6 million, $13.9 million and $14.0 million for the years ended December 31, 2012, 2011 and 2010, respectively. Annual expense related to the amortization of intangible assets is anticipated to be approximately $13.9 million in 2013, $13.2 million in 2014, $12.8 million in 2015, $11.8 million in 2016 and $9.9 million in 2017.
In accordance with the terms of an asset purchase agreement that was amended in December 2004, the Company was obligated to pay a royalty to its Bonefish Grill founder and joint venture partner during his employment term with the Company. The Company had the option to terminate this royalty within 45 days of his termination of employment by making an aggregate payment equal to five times the amount of the royalty payable during the twelve full calendar months immediately preceding the month of his termination. As his employment terminated on October 1, 2011, the Company paid the approximately $8.5 million royalty termination fee in October 2011 and recorded this payment as an intangible asset in its Consolidated Balance Sheet in the fourth quarter of 2011. The intangible asset is amortized over a five-year useful life.